Asset Retirement Obligations - Summary of Changes to Asset Retirement Obligation (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year	$ 627,072	$ 727,336	$ 727,336
Additions
Disposition			(165,325)
Revisions	(57,105)
Accretion	(13,745)	(15,873)	65,061
Balance, end of year	583,712		627,072
Current portion for cash flows expected to be incurred within one year	(208,282)		(260,482)
Long-term portion, end of year	$ 375,430		$ 366,590